Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income for the year	$ 1,734	$ 849
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	4,616	4,121
Program rights amortization	63	70
Finance costs	2,295	2,047
Income tax expense	572	517
Post-employment benefits contributions, net of expense	82	46
(Income) losses from associates and joint ventures	(8)	412
Other	(166)	5
Cash provided by operating activities before changes in net operating assets and liabilities, income taxes paid, and interest paid	9,188	8,067
Change in net operating assets and liabilities	(876)	(627)
Income taxes paid	(545)	(439)
Interest paid, net	(2,087)	(1,780)
Cash provided by operating activities	5,680	5,221
Investing activities:
Capital expenditures	(4,041)	(3,934)
Additions to program rights	(72)	(74)
Changes in non-cash working capital related to capital expenditures and intangible assets	136	(2)
Acquisitions and other strategic transactions, net of cash acquired	(475)	(16,215)
Other	(3)	25
Cash used in investing activities	(4,455)	(20,200)
Financing activities:
Net proceeds received from (repayment of) short-term borrowings	1,138	(1,439)
Net (repayment) issuance of long-term debt	(1,103)	5,040
Net proceeds on settlement of debt derivatives and forward contracts	107	492
Transaction costs incurred	(47)	(284)
Principal payments of lease liabilities	(478)	(370)
Dividends paid to common shareholders	(739)	(960)
Other	(5)	0
Cash provided by (used in) financing activities	(1,127)	2,479
Change in cash and cash equivalents and restricted cash and cash equivalents	98	(12,500)
Cash and cash equivalents and restricted cash and cash equivalents, beginning of period	800	13,300
Cash and cash equivalents, end of period	$ 898	$ 800